Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of joint ventures

	2025			2024
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	158	1,262	1,420	154	1,146	1,300
Exchange adjustments	(4)	(46)	(50)	(3)	(28)	(31)
Additions	23	93	116	13	319	332
Share of post-tax results for the year	11	62	73	9	28	37
Impairment	—	(303)	(303)	—	—	—
Dividends received	(18)	(53)	(71)	(15)	(152)	(167)
Disposals	(1)	—	(1)	(1)	—	(1)
Reclassification to held for sale (note 10)	—	(582)	(582)	—	—	—
Other movements¹	5	1	6	1	(51)	(50)
Share of net assets at 31 March	174	434	608	158	1,262	1,420
1.Other movements in the prior year relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the
Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2025:

Joint venture[1]	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and operates the subsea electricity interconnector between Great Britain and Belgium, which became operational in 2019.
1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited
	2025	2024	2025	2024
	£m	£m	£m	£m
Statement of financial position
Non-current assets	352	376	447	478
Cash and cash equivalents	76	69	118	46
All other current assets	48	36	8	6
Non-current liabilities	(51)	(57)	(3)	(3)
Non-current financial liabilities	(32)	(31)	(32)	(32)
Current liabilities	(39)	(39)	(109)	(55)
Net assets	354	354	429	440
Group’s ownership interest in joint venture/associate	177	177	215	220
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—
Carrying amount of the Group’s investment	177	177	215	220

	BritNed Development Limited		Nemo Link Limited
	2025	2024	2025	2024
	£m	£m	£m	£m
Income statement
Revenue	108	158	102	109
Depreciation and amortisation	(16)	(16)	(23)	(23)
Other (costs)/income	(23)	(25)	(16)	(15)
Operating profit	69	117	63	71
Net interest (expense)/income	(1)	(2)	1	—
Profit before tax	68	115	64	71
Income tax expense	(18)	(31)	(16)	(17)
Profit for the year	50	84	48	54
Group’s share of post-tax results for the year	25	42	24	27

Disclosure of associates

	2025			2024
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	158	1,262	1,420	154	1,146	1,300
Exchange adjustments	(4)	(46)	(50)	(3)	(28)	(31)
Additions	23	93	116	13	319	332
Share of post-tax results for the year	11	62	73	9	28	37
Impairment	—	(303)	(303)	—	—	—
Dividends received	(18)	(53)	(71)	(15)	(152)	(167)
Disposals	(1)	—	(1)	(1)	—	(1)
Reclassification to held for sale (note 10)	—	(582)	(582)	—	—	—
Other movements¹	5	1	6	1	(51)	(50)
Share of net assets at 31 March	174	434	608	158	1,262	1,420
1.Other movements in the prior year relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the
Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2025:

Joint venture[1]	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and operates the subsea electricity interconnector between Great Britain and Belgium, which became operational in 2019.
1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited
	2025	2024	2025	2024
	£m	£m	£m	£m
Statement of financial position
Non-current assets	352	376	447	478
Cash and cash equivalents	76	69	118	46
All other current assets	48	36	8	6
Non-current liabilities	(51)	(57)	(3)	(3)
Non-current financial liabilities	(32)	(31)	(32)	(32)
Current liabilities	(39)	(39)	(109)	(55)
Net assets	354	354	429	440
Group’s ownership interest in joint venture/associate	177	177	215	220
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—
Carrying amount of the Group’s investment	177	177	215	220

	BritNed Development Limited		Nemo Link Limited
	2025	2024	2025	2024
	£m	£m	£m	£m
Income statement
Revenue	108	158	102	109
Depreciation and amortisation	(16)	(16)	(23)	(23)
Other (costs)/income	(23)	(25)	(16)	(15)
Operating profit	69	117	63	71
Net interest (expense)/income	(1)	(2)	1	—
Profit before tax	68	115	64	71
Income tax expense	(18)	(31)	(16)	(17)
Profit for the year	50	84	48	54
Group’s share of post-tax results for the year	25	42	24	27

Disclosure of aggregate information of associates and joint venture	The aggregate information of associates and joint ventures that are not individually material is as follows:

	2025	2024
	£m	£m
Share of post-tax results for the year[1]	24	25
Impairment	(303)	—
Share of total comprehensive income	(279)	25
Aggregate carrying value of the Group’s interests	216	1,023
1.The amount for the year ended 31 March 2024 excludes £42 million loss generated by Emerald Energy Venture LLC in 2024 as it has now been reclassified to held for sale (see note 10).